EliteDesigns® Variable Annuity EliteDesigns® II Variable Annuity
Issued by:
First Security Benefit Life Insurance and Annuity Company of New York 350 Park Avenue, 14th Floor New York, NY 10022
Supplement Dated February 1, 2017
To Prospectus Dated May 1, 2016
Important Information about
Eaton Vance VT Large-Cap Value
Effective January 27, 2017, the Eaton Vance VT Large-Cap Value Subaccount will no longer accept new investments or additional investments from existing Contract Owners.
Please Retain This Supplement For Future Reference